EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED GLOBAL SMALL-CAP FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Prospectus dated March 1, 2017

1.

The following replaces “Management” under “Fund Summaries – Eaton Vance Tax-Managed Global Dividend Income Fund”:

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Investment Sub-Adviser.  Eaton Vance Advisers International Ltd. (“EVAIL”).

Portfolio Managers

Christopher Dyer (lead portfolio manager), Vice President of EVAIL and Director of Global Equity for the Eaton Vance organization, has managed the Fund since September 2015.

Michael A. Allison, Vice President of Eaton Vance, has managed the Fund since November 2013.

John H. Croft, Vice President of Eaton Vance, has managed the Fund since March 2010.

2.

The following replaces “Management” under “Fund Summaries – Eaton Vance Tax-Managed Global Small-Cap Fund”:

Investment Adviser.  Boston Management and Research (“BMR”).

Investment Sub-Adviser.  Eaton Vance Advisers International Ltd. (“EVAIL”).

Portfolio Managers

Aidan M. Farrell, Vice President of EVAIL, has managed the Portfolio since August 2015.

Michael D. McLean, Vice President of BMR, has managed the Portfolio since November 2017.

J. Griffith Noble, Vice President of BMR, has managed the Portfolio since November 2017.

3.

The following replaces the second paragraph under “Management.” in “Management and Organization”:

Pursuant to sub-advisory agreements, Eaton Vance and BMR have delegated a portion of the investment management of Tax-Managed Global Dividend Income Fund and Tax-Managed Global Small-Cap Portfolio, respectively, to Eaton Vance Advisers International Ltd. (“EVAIL”), a registered investment adviser.  Prior to November 1, 2017, Eaton Vance Management (International) Limited (“EVMI”) served as sub-adviser to the Portfolio.  EVAIL is located at 125 Old Broad Street, London, EC2N 1AR, United Kingdom. Eaton Vance and BMR pay EVAIL a portion of the applicable advisory fee for sub-advisory services provided to that Fund or Portfolio.

4.

The following replaces the second and third paragraphs under “Tax-Managed Global Dividend Income Fund.” in “Management and Organization”:

For the fiscal year ended October 31, 2016, the effective annual rate of investment advisory fee paid to Eaton Vance, based on average daily net assets of the Fund was 0.64%.  Eaton Vance pays EVAIL a portion of its fees for sub-advisory services provided to the Fund.

Christopher Dyer has served as lead portfolio manager of the Fund since September 2015, John H. Croft has served as a portfolio manager of the Fund since March 2010 and Michael A. Allison has served as a portfolio manager of the Fund since November 2013.  Mr. Dyer is a Vice President and Director of EVAIL and Director of Global Equity for the Eaton Vance organization.  Prior to joining EVAIL in November 2017, Mr. Dyer was a Vice President of EVMI.  Prior to joining EVMI in June 2015, Mr. Dyer was Head of European Equity at Goldman Sachs Asset Management (“GSAM”) in London, where he also served in various portfolio management roles during his fourteen-year tenure (2001-2015).  Mr. Dyer manages other Eaton Vance portfolios.  Mr. Croft manages other Eaton Vance portfolios, has been a portfolio manager at Eaton Vance for more than five years, and is a Vice President of Eaton Vance.  Mr. Allison manages other Eaton Vance portfolios, has managed Eaton Vance portfolios for more than five years and is a Vice President of Eaton Vance.

5.

The following replaces the third and fourth paragraphs under “Tax-Managed Global Small-Cap Fund.” in “Management and Organization”:

For the fiscal year ended October 31, 2016, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.75%.  BMR pays EVAIL a portion of its fees for sub-advisory services provided to the Portfolio.

Tax-Managed Global Small-Cap Portfolio is managed by Aidan M. Farrell, Michael D. McLean and J. Griffith Noble.  Mr. Farrell has served as a portfolio manager of the Portfolio since August 2015 and Messrs. McLean and Noble have served as portfolio managers of the Portfolio since November 2017 and they all manage other Eaton Vance portfolios.    Prior to joining EVAIL as a Vice President in November 2017, Mr. Farrell held identical positions at EVMI.  Prior to joining EVMI as a Vice President in June 2015, Mr. Farrell was Managing Director at Goldman Sachs Asset Management where he also served as a portfolio manager (2008-2015).  Mr. McLean has been employed by Eaton Vance for more than five years and is a Vice President of Eaton Vance and BMR.  Mr. Noble is a Vice President of Eaton Vance and BMR.  Prior to joining Eaton Vance in 2012, Mr. Noble was an equity analyst with Black Rock, Inc. (2008-2012).

November 16, 2017	27716 11.16.17

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED GLOBAL SMALL-CAP FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON TAX-MANAGED VALUE FUND

Supplement to Statement of Additional Information dated March 1, 2017

The following replaces “Tax-Managed Global Small-Cap Fund” in the second table under “Portfolio Managers. ” in “Investment Advisory and Administrative Services”:

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Tax-Managed Global Small-Cap Fund
Aidan M. Farrell	None	None
Michael D. McLean	None*	$100,001 - $500,000
J. Griffith Noble	None*	$100,001 - $500,000

*As of September 30, 2017.  Messrs. McLean and Noble became portfolio managers effective November 16, 2017.

November 16, 2017	11.16.17